Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of Balance sheet amounts relating to leases

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Right-of-use assets
Land use rights	397,808	380,764
Buildings	11,221	3,288
Equipment	879	625
Others	893	966

	410,801	385,643

Lease liabilities
Current	9,352	3,229
Non-current	3,119	1,384

	12,471	4,613

Disclosure of Maturity analysis for lease liabilities	At 31 December 2021, the lease liabilities were repayable as follows:

2021
RMB’000
Within 1 year	3,229
After 1 year but within 2 years	672
After 2 years but within 5 years	712

4,613

Disclosure of Income statement amounts relating to leases

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Depreciation charge of right-of-use assets
Land use rights	(14,814)	(15,965)	(17,044)
Buildings	(12,541)	(15,481)	(15,677)
Equipment	(74,025)	(449)	(399)
Others	(618)	(758)	(1,187)

	(101,998)	(32,653)	(34,307)

Interest expense (included in Finance expenses)	(2,570)	(887)	(537)
Expense relating to short-term leases (included in Cost of sales)	(2,961)	(3,731)	(6,938)